IFRS 9 Model Sensitivity (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
Upward Sensitivity - Upward Shift [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In PP	1		1
Unemployment Rates in pp	(0.5)		(0.5)
Real Estate Prices In Percent	0.05		0.05
Equities In Percent	0.10		0.10
Credit Spreads In Percent	(0.40)		(0.40)
Commodities In Percent	0.10	[1]	0.10	[2]
Upward Sensitivity - ECL Impact On Upward Sensitivity [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In Mn	€ (71,000,000.0)		€ (80,400,000)
Unemployment Rates in mn	(40,600,000)		(43,100,000)
Real Estate Prices in mn	(5,200,000)		(5,900,000)
Equities in mn	(8,100,000)		(9,000,000.0)
Credit Spreads in mn	(17,100,000)		(20,500,000)
Commodities in mn	€ (9,400,000)	[1]	€ (8,500,000)	[2]
Downward Sensitivity - Downward Shift [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In PP	(1)		(1)
Unemployment Rates in pp	0.5		0.5
Real Estate Prices In Percent	(0.05)		(0.05)
Equities In Percent	(0.10)		(0.10)
Credit Spreads In Percent	0.40		0.40
Commodities In Percent	(0.10)	[1]	(0.10)	[2]
Downward Sensitivity - ECL Impact On Downward Sensitivity [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In Mn	€ 79,200,000		€ 88,900,000
Unemployment Rates in mn	43,500,000		45,900,000
Real Estate Prices in mn	5,500,000		6,200,000
Equities in mn	10,200,000		12,200,000
Credit Spreads in mn	18,700,000		22,800,000
Commodities in mn	€ 10,000,000.0	[1]	€ 9,200,000	[2]

[1]	The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign
[2]	The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign